Note 48 - Impairment or reversal of impairment on non-financial assets	12 Months Ended
Dec. 31, 2017
Impairment or reversal of impairment on non-financial assets
Impairment or Reversal of Impairment on non-financial assets

Impairment or reversal of impairment on non-financial assets

The impairment losses on non-financial assets broken down by the nature of those assets in the accompanying consolidated income statements are as follows:

Impairment or reversal of impairment on non-financial assets (Millions of euros)
	Notes	2017	2016	2015
Tangible assets	17	42	143	60
Intangible assets	18.2	16	3	4
Others		306	375	209
Total		363	521	273